UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-881
Columbia Funds Trust III
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2004 (unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Government Agencies & Obligations – 101.5%

MORTGAGE-BACKED SECURITIES – 59.9%

Federal Home Loan Mortgage Corp.
	2.692% 07/01/19(a)	55,317	55,332
	3.096% 05/01/18(a)	107,117	109,783
	3.620% 02/01/18(a)	35,106	35,339
	7.500% 04/01/07-03/01/16	111,300	115,119
	8.000% 04/01/07-04/01/17	1,141,924	1,176,168
	8.500% 12/01/07-09/01/17	354,601	374,817
	8.750% 08/01/06-11/01/09	166,795	176,484
	9.000% 06/01/08-01/01/22	576,576	622,265
	9.250% 10/01/08-10/01/19	869,913	937,550
	9.500% 10/01/08-10/01/16	354,257	382,780
	9.750% 11/01/08-09/01/16	124,574	133,618
	10.000% 11/01/19	54,792	60,970
	10.250% 01/01/09-11/01/13	300,768	323,435
	10.500% 11/01/09-04/01/21	480,179	529,014
	11.250% 09/01/05-12/01/15	408,545	450,984
	11.500% 02/01/15	41,920	46,917
	TBA
	5.000% 12/16/19 (b)	116,215,000	117,667,687
	5.500% 12/13/34 (b)	125,500,000	126,990,312
	Federal Home Loan Mortgage Corp. Total		250,188,574

Federal National Mortgage Association
	2.930% 11/01/23(a)	35,168	36,145
	3.111% 07/01/27(a)	39,618	39,995
	3.125% 11/01/19(a)	3,580	3,687
	3.133% 12/01/17(a)	28,013	28,615
	3.155% 07/01/20(a)	20,874	21,010
	3.179% 06/01/20(a)	53,808	54,452
	3.453% 08/01/19(a)	29,511	30,259
	3.500% 03/01/18-06/01/19(a)	237,304	241,354
	5.140% 12/01/31(a)	80,519	81,868
	6.000% 12/01/08-05/01/26	8,451,385	8,788,608
	6.500% 10/01/07-06/01/29	1,234,760	1,300,551
	7.000% 11/01/07-02/01/27	802,065	853,287
	7.500% 02/01/06-12/01/23	422,543	450,870
	8.000% 07/01/08-06/01/33	8,323,609	9,000,878
	8.250% 05/01/08-09/01/11	136,085	142,065
	8.500% 09/01/07-09/01/21	784,796	825,399
	9.000% 06/01/06-06/01/22	2,099,515	2,227,546
	9.500% 12/01/06-07/01/17	144,417	154,116

		Par ($)	Value ($)*
Government Agencies & Obligations – (continued)

MORTGAGE-BACKED SECURITIES – (continued)

	10.000% 09/01/05-10/01/06	67,699	69,808
	10.500% 03/01/14-12/01/15	274,575	299,761
	11.000% 08/01/15-12/01/15	119,151	131,562
TBA
	5.000% 12/16/19-12/13/34(b)	41,000,000	41,135,000
	5.500% 12/16/19 (b)	6,800,000	7,012,500
	6.000% 12/13/34 (b)	128,100,000	132,183,188
	6.500% 12/16/19-12/13/34(b)	84,500,000	88,906,076
	Federal National Mortgage Association Total		294,018,600

Government National Mortgage Association
	3.375% 05/20/22-06/20/23(a)	111,455	112,627
	3.750% 08/20/22(a)	10,243	10,381
	6.500% 06/15/23-02/15/29	3,067,822	3,244,222
	7.000% 03/15/22-10/15/29	6,421,986	6,848,879
	7.500% 04/15/06-03/15/07	73,956	76,922
	8.000% 06/15/05-07/15/23	269,325	294,150
	8.500% 11/20/22	116,332	127,497
	8.750% 12/15/21	118,970	132,832
	8.850% 01/15/19-12/15/19	285,770	319,912
	9.000% 08/15/08-02/15/25	2,516,154	2,780,055
	9.250% 09/15/16-12/15/21	505,607	565,949
	9.500% 06/15/09-01/20/25	877,417	966,777
	10.000% 07/15/05-07/20/18	29,005	31,537
	10.500% 02/15/10-08/15/21	2,335,333	2,617,446
	10.625% 05/15/10	12,827	14,135
	11.000% 12/15/09-03/15/21	1,170,299	1,310,948
	11.500% 03/15/10-01/15/21	1,853,961	2,094,329
	11.750% 07/15/13-07/15/15	97,994	110,475
	12.000% 07/15/11-02/20/16	2,245,321	2,547,481
	12.250% 09/15/13-05/15/14	171,480	194,458
	12.500% 04/15/10-11/20/15	2,358,535	2,674,644
	13.000% 01/15/11-01/15/16	1,015,329	1,160,521
	13.500% 05/15/10-06/15/15	536,179	618,224
	14.000% 06/15/11-03/15/12	15,483	17,675
	14.500% 10/15/12	9,934	11,580

		Par ($)	Value ($)*
Government Agencies & Obligations – (continued)

MORTGAGE-BACKED SECURITIES – (continued)

	15.000% 09/15/11-09/15/12	59,758	69,907
	Government National Mortgage Association Total		28,953,563
	MORTGAGE-BACKED SECURITIES TOTAL		573,160,737

U.S. GOVERNMENT AGENCY – 0.3%

U.S. Small Business Administration
	7.600% 01/01/12	409,534	433,204
	8.200% 10/01/11	341,418	364,510
	8.250% 11/01/11	833,637	891,817
	8.650% 11/01/14	715,606	776,476
	8.850% 08/01/11	107,137	114,811
	9.150% 07/01/11	407,790	437,481
	U.S. Small Business Administration Total		3,018,299
	U.S. GOVERNMENT AGENCY TOTAL		3,018,299

U.S. TREASURY NOTES & BONDS – 40.2%

U.S. Treasury Bonds
	5.500% 08/15/28	37,885,000	40,004,211
	6.125% 11/15/27	5,395,000	6,153,041
	6.500% 11/15/26 (c)	16,944,000	20,132,912
	6.750% 08/15/26	12,888,000	15,729,405
	6.875% 08/15/25	3,900,000	4,809,948
	7.125% 02/15/23	11,619,000	14,548,254
	7.250% 08/15/22	10,346,000	13,090,514
	8.750% 08/15/20	13,446,000	19,131,668
U.S. Treasury Notes
	1.750% 12/31/04	58,775,000	58,756,662
	4.625% 05/15/06	19,059,000	19,542,927
	4.875% 02/15/12	18,880,000	19,790,073
	5.000% 02/15/11	51,440,000	54,431,956
	5.875% 11/15/05	9,105,000	9,378,505
	6.125% 08/15/07	20,672,000	22,226,431
	6.500% 10/15/06-02/15/10	22,092,000	24,784,652
	6.750% 05/15/05	4,565,000	4,653,981
	6.875% 05/15/06	10,391,000	10,985,646
	7.000% 07/15/06	24,690,000	26,280,382
	U.S. TREASURY NOTES & BONDS TOTAL		384,431,168

FOREIGN GOVERNMENT OBLIGATION – 1.1%

AID-Israel	5.500% 04/26/24	10,000,000	10,281,900
	FOREIGN GOVERNMENT OBLIGATION TOTAL		10,281,900

	Total Government Agencies & Obligations (cost of $963,335,299)		970,892,104

		Par ($)	Value ($)*
Asset-Backed Securities – 7.1%

Bank One Issuance Trust	2.210% 12/15/10(a)	10,800,000	10,831,320
Capital One Multi-Asset Execution Trust	2.350% 05/16/11(a)	10,000,000	10,064,000
Chase Credit Card Master Trust	2.210% 07/15/10(a)	10,000,000	10,021,600
Chase Funding Mortgage Loan
	5.587% 02/25/32	2,000,000	1,975,580
	5.850% 02/25/32	4,800,000	4,756,080
	6.150% 06/25/31	5,000,000	5,016,800
	6.899% 03/25/31	3,000,000	2,992,800
Green Tree Financial Corp.	7.850% 08/15/25	9,100,000	8,172,709
MBNA Credit Card Master Note Trust	4.450% 08/15/16	5,000,000	4,746,450
Preferred Mortgage Asset Trust	8.400% 09/25/12	59,523	59,523
Residential Asset Mortgage Products, Inc.	5.600% 12/25/33	5,500,000	5,476,185
Residential Funding Mortgage Securities II, Inc.
	6.460% 01/25/27	2,625,000	2,642,903
	6.650% 01/25/27	1,000,000	1,004,190

	Total Asset-Backed Securities (cost of $68,710,191)		67,760,140

Corporate Fixed-Income Bonds & Notes – 4.5%

BASIC MATERIALS – 1.2%

Chemicals – 0.6%
Dow Chemical Co.	6.125% 02/01/11	5,000,000	5,406,750
	Chemicals Total		5,406,750

Mining – 0.6%
Alcoa, Inc.	6.000% 01/15/12	5,000,000	5,400,000
	Mining Total		5,400,000
	BASIC MATERIALS TOTAL		10,806,750

COMMUNICATIONS – 1.7%

Media – 1.1%
Gannett Co., Inc.	6.375% 04/01/12	5,000,000	5,515,350
Viacom, Inc.	6.625% 05/15/11	5,000,000	5,560,350
		Media Total	11,075,700

Telecommunications – 0.6%

Verizon Global Funding Corp.	7.250% 12/01/10	5,000,000	5,687,900
	Telecommunications Total		5,687,900
	COMMUNICATIONS TOTAL		16,763,600

CONSUMER CYCLICAL – 0.5%

Retail – 0.5%
Target Corp.	5.875% 03/01/12	5,000,000	5,386,400
	Retail Total		5,386,400
	CONSUMER CYCLICAL TOTAL		5,386,400

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)

FINANCIALS – 1.1%

Diversified Financial Services – 1.1%

Boeing Capital Corp.	6.500% 02/15/12	5,000,000	5,542,350
General Motors Acceptance Corp.	7.000% 02/01/12	5,000,000	5,087,850
	Diversified Financial Services Total		10,630,200
	FINANCIALS TOTAL		10,630,200

	Total Corporate Fixed-Income Bonds & Notes (cost of $40,372,179)		43,586,950

Collateralized Mortgage Obligations – 1.3%

Countrywide Home Loans, Inc.	6.000% 01/25/33	2,333,691	2,371,940
First Horizon Asset Securities, Inc.	5.112% 10/25/33 (d)	1,896,440	1,726,462
Residential Accredit Loans, Inc.	6.250% 03/25/17	3,651,771	3,672,878
Residential Funding Mortgage Securities I, Inc.
	6.500% 03/25/32	1,068,290	1,093,437
	6.500% 03/25/32	801,217	802,900
Tryon Mortgage Funding, Inc.	7.500% 02/20/27	79,902	79,902
Washington Mutual	2.981% 01/25/40 (a)	2,462,404	2,476,071

	Total Collateralized Mortgage Obligations (cost of $12,298,149)		12,223,590

Short-Term Obligations – 39.0%

GOVENRMENT & AGENCY OBLIGATIONS – 3.0%

U.S. Government Agency – 3.0%

Federal Home Loan Bank Discount Notes	1.930% 12/01/04 (e)	28,616,000	28,616,000

REPURCHASE AGREEMENT – 36.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.950%, collateralized by U.S. Government Agency Obligations with various maturities to 04/02/18, market value of $350,961,163 (repurchase proceeds $344,076,636)	344,058,000	344,058,000

	Total Short-Term Obligations (cost of $372,674,000)		372,674,000

	Total Investments – 153.4% (cost of $1,457,389,818) (f)(g)		1,467,136,784

	Other Assets & Liabilities, Net – (53.4)%		(510,752,937)

	Net Assets – 100.0%		956,383,847

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Floating rate note. The interest rate shown reflects the rate as of November 30, 2004.

(b)	Security purchased on a delayed delivery basis.

(c)	A portion of this security with a market value of $1,681,307 is pledged as collateral for open futures contracts.

(d)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2004.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $1,457,389,818.

(g)	Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$15,329,142	$(5,582,176)	$9,746,966

Acronym	Name
TBA	To Be Announced

At November 30, 2004, the Fund held the following open short futures contracts:

Type	Contracts	Value ($)	Aggregate Face Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
5-Year U.S. Treasury Note	160	17,412,500	17,415,027	Mar-2005	2,527
10-Year U.S. Treasury Note	143	15,837,250	15,809,532	Mar-2005	(27,718)
U.S. Long Bond	64	7,048,000	7,051,648	Mar-2005	3,648
					(21,543)

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005